Accounting policies (Details Narrative)												1 Months Ended									6 Months Ended		12 Months Ended
	Apr. 03, 2023 $ / shares shares	Mar. 27, 2023 $ / shares shares	Nov. 30, 2022 $ / shares	Nov. 30, 2022 $ / shares shares	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£) shares	Aug. 09, 2022 USD ($) $ / shares shares	Jun. 08, 2022 USD ($) shares	Jun. 08, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) $ / shares shares	Feb. 10, 2022 GBP (£)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Apr. 30, 2021 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2022 USD ($) Integer $ / shares shares		Dec. 31, 2022 GBP (£) Integer	Dec. 31, 2021 GBP (£) shares		Dec. 31, 2020 GBP (£)	Apr. 24, 2023 USD ($)	Apr. 24, 2023 GBP (£)	Dec. 31, 2022 GBP (£) shares		Nov. 24, 2022 shares	Nov. 15, 2022 shares	Aug. 09, 2022 GBP (£) shares	Aug. 08, 2022 shares	Feb. 10, 2022 GBP (£) shares	Jan. 10, 2022 shares	Aug. 25, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares issued							11,678			63,280													1,744,913	[1]		390,952	[1]				1,744,913	[1]	3	21	11,678		63,280		15,891
Purchase of warrants																																				7,352
Exercise price | $ / shares							$ 0.50			$ 212.50													$ 212.50
Collaborative co-development agreements | £																									£ 73,000,000
Retained earnings | £															£ 33,700,000						£ 33,700,000					£ 33,465,282					£ 33,731,738
Other inflows (outflows) of cash, classified as operating activities | £																					14,500,000
Profit (loss) | £																					1,400,000	£ 13,600,000			£ (1,389,706)	£ (13,575,925)		£ (5,457,916)
Cash and cash equivalents | £															4,800,000						4,800,000
Current assets excluding convertible loan notes | £															7,400,000						7,400,000
Current liabilitites excluding convertible loan notes | £															2,500,000						£ 2,500,000
Proceeds from initial public offering												$ 7,400,000	£ 6,200,000	$ 4,600,000	3,700,000	$ 5,500,000	£ 4,400,000	$ 17,500,000	£ 12,800,000
Commissions, costs and expenses												$ 6,600,000	£ 5,500,000	$ 3,800,000	£ 3,000,000.0	$ 4,600,000	£ 3,700,000	$ 14,500,000	£ 10,600,000
Number of operating segments | Integer																							1		1
Percentage for income tax losses for cash rebate																							33.35%								33.35%
License useful life																							Software is amortized, on a straight-line basis, over the life of the relevant license (3 to 4 years).		Software is amortized, on a straight-line basis, over the life of the relevant license (3 to 4 years).
Convertible loan note instrument | $																				$ 20,000,000.0
Notes and debentures issued							$ 800,000			$ 13,447,012													$ 14,228,245								£ 10,506,174				£ 600,000		£ 9,861,405
Repayments of subordinated liabilities																							$ 3,195,765		£ 2,632,324
Warrants to subscribe							11,678
Warrants exercise price | $ / shares										$ 4.25
Patent [member]
IfrsStatementLineItems [Line Items]
Amortization methods and useful lives																							16 years		16 years
Licenses [member]
IfrsStatementLineItems [Line Items]
Amortization methods and useful lives																							3 years		3 years
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	200,000
Exercise price | $ / shares	$ 5.00
Cash on hand																													$ 6,100,000	£ 4,900,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 25.00
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							10.00
Conversion price | $ / shares							$ 0.20
Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							24,693								24,693							24,693
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										126,560																											126,560
Nominal value per share | $ / shares																							$ 0.0001
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants					$ 7,400,000	£ 6,073,376
Exercise price | $ / shares			$ 5.00																				5.00
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 5.00																				$ 5.00
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 4.999
Prefunded warrant [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.001
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							3,676	230,000	230,000	63,280																									3,676		63,280
Proceeds from issue of ordinary shares | £											£ 31,640
Purchase of warrants										126,560																											126,560
Proceeds from exercise of warrants										$ 13,447,012	9,900,000
Funding costs										$ 3,000,000.0	2,200,000
Proceeds from exercise of options								$ 4,600,000	£ 3,700,000
Offering expenses before deductions								$ 780,000	£ 600,000
Share purchased				2,800,000	155,000	155,000
American depositary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Share purchased		215,000
Exercise price | $ / shares		$ 1.75
American depositary shares [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										82,353																											82,353
Proceeds from issue of ordinary shares | £											41,176
Purchase of warrants										189,412																											189,412
Proceeds from exercise of warrants										$ 17,500,000	£ 12,800,000
American depositary shares [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share purchased					1,315,000	1,315,000
American depositary shares [member] | Warrant reserve [member] | Top of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Share purchased		3,222,500
American depositary shares [member] | Series A warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share purchased					1,470,000	1,470,000
American depositary shares [member] | Series B warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share purchased					1,470,000	1,470,000
American depositary shares [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 5.00	$ 5.00
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										63,280																											63,280
Ordinary share [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										82,353																											82,353

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.